Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer
Disclosure of major customers [line items]
Number of customers | customer	3	2
Revenue	$ 99,370	$ 69,731
Individual customer one
Disclosure of major customers [line items]
Revenue	18,239	20,176
Individual customer two
Disclosure of major customers [line items]
Revenue	16,919	$ 10,451
Individual customer three
Disclosure of major customers [line items]
Revenue	$ 16,244